Note 11 - Investments in Non-consolidated Companies - Summary of Investments in Non-consolidated Companies (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
At the beginning of the year		$ 640,294	$ 557,031
Translation differences	[1]	1,848	(9,548)	$ 3,473
Equity in earnings of non-consolidated companies		193,994	116,140
Dividends and distributions received (*)	[2]	(26,581)	(22,971)
Decrease / increase in equity reserves and others		(3,987)	(358)
At the end of the year		$ 805,568	$ 640,294	$ 557,031

[1]	Tenaris recognized its share over the effects on the adoption of IAS 29, "Financial Reporting in Hyperinflationary Economies" by Ternium ($49.3 million) in other comprehensive income as a currency translation adjustment.
[2]	Related to Ternium and Usiminas of which 25.7 were collected during the year.